BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
4.	BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of preparation and consolidation

The accompanying audited consolidated financial statements and related notes have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).

Recapitalization

Prior to shares exchanged on January 27, 2009, OMH, was a non-reporting privately held company. The post-recapitalization is accounted for by using accounting principles applicable to recapitalization with OMH being treated as the accounting acquirer and the Company, the legal parent, being treated as the accounting acquiree.

In a recapitalization, all accounting history becomes that of the accounting acquirer (OMH), therefore all historical information prior to the acquisition is that of OMH. The shares issued to the shareholders of the Company have been stated retroactively. The recapitalization adjustment reflects all the shares held by OMH prior to the acquisition.

The consolidated financial statements after the recapitalization includes all accounts of the Company, its subsidiaries and VIE. All material inter-company balances and transactions have been eliminated.

Net income is reduced by the portion attributable to non-controlling interests. The non-controlling interests are disclosed separately in the consolidated statements of operations, consolidated statements of comprehensive income and in the consolidated balance sheets.

(b)	Use of estimates

The preparation of the consolidated financial statements in accordance with US GAAP requires management of the Group to make a number of estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses  during  the  reporting year. Significant items that are subject to such estimates and assumptions include the valuation of the allowances for trade and other receivables, the recoverability of the carrying amount and the estimated useful lives of long-lived assets and intangible assets, inventories, deposits to newspapers and other contingencies.

(c)	Foreign currency translation

The Company uses USD as the functional and recording currency. The functional currency of the subsidiaries and VIEs is RMB. Translation adjustments are reported as other comprehensive income in the statement of operations and accumulated as other comprehensive income in equity section of balance sheets. Financial information is translated into U.S. Dollars at prevailing or current rates respectively, except for revenues and expenses which are translated at average current rates during the reporting periods.

The accompanying consolidated financial statements are presented in USD. Capital accounts of the financial statements are translated into USD from RMB at their historical exchange rates when the capital transactions occurred. Assets and liabilities are translated at the exchange rates as of balance sheet date. Income and expenditures are translated at the average exchange rate of the reporting periods.

	2011	2010	2009

Year ended December 31:
USD exchange rate to RMB	6.3654	6.6120	6.8372
Average period:
USD exchange rate to RMB	6.4725	6.7781	6.8409

(d)	Cash and cash equivalents

Cash and cash equivalents represents cash at bank and on hand and demand deposits with banks and other financial institutions.

The Group considers all highly liquid investments with original maturities of three months or less to be cash. As of December 31, 2011 and 2010, respectively, the Group’s cash was with banks in the PRC where there is currently no rule or regulation mandated obligatory insurance of bank accounts.

(e)	Accounts receivable

Accounts receivable are recorded at the invoiced amount, net of allowances for doubtful accounts, and do not bear interest.  The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable.  Management determines the allowance based on historical write-off experience, customer specific facts and economic conditions.

Outstanding account balances are reviewed individually for collectability. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure to its customers.

(f)	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined using the weighted average cost method. The cost of finished goods comprises newsprint papers and printing consumables.

(g)	Property, plant, and equipment, net

Property, plant and equipment are recorded at cost less accumulated depreciation.  Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to general and administrative expenses as incurred. Depreciation of property, plant and equipment is computed by the straight-line method over the assets’ estimated useful lives ranging from five to forty years. Building improvements, if any, are amortized on a straight-line basis over the estimated useful life.

Upon sale or retirement of property, plant and equipment, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in operations.

Construction in progress represents the costs of property, plant and equipment under construction or installation. Depreciation commences when the asset is placed in service. The accumulated costs are reclassified as property, plant and equipment when installation or construction is completed.

The estimated useful lives of the assets as follows:

Years
Leasehold improvement	5
Buildings	40
Machinery and equipment	5-10
Office equipment and furniture	5
Motor vehicles	5-10

Expenditures for repairs and maintenance, which do not extend the useful life of the assets, are expensed as incurred.

(h)	Impairment of long-lived assets

In accordance with FASB ASC Topic 360, Property Plant and Equipment, the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value. If long-lived assets are to be disposed, depreciation is discontinued, if applicable, and the assets are reclassified as held for sale at the lower of their carrying amounts or fair values less costs to sell.

Based on the Group’s assessment, no impairment was recognized as of December 31, 2011, 2010 and 2009.

(i)	Equity investment

Equity investment refers to the interest in the entity over which the Group has significant influence but not control, generally accompanying a shareholding of between 20% and 50% of the voting rights.

The Company holds a 33.5% equity ownership interest in Yunnan HanDing Investment Co. Ltd, which the Company accounts for under the equity method of accounting as described in Financial Accounting Standards (“FASB”) Accounting Standards Codification (“ASC”) Topic 323, Investments – equity method and joint ventures (“ASC 323”). The equity method requires that the Company recognize its share of the net receipt of earnings (losses) by adjusting its equity investment in the Company’s consolidated balance sheet and recognizing income (losses) from equity investment in the Company’s statement of operations.

(j)	Deposits to Newspapers

Pursuant to the agreements between the Group and PRC local newspapers (“Newspapers”), the Group is required to make deposits to obtain advertising operational rights from these contracted Newspapers. Such deposits are interest free and refundable at termination of the contracts or on request under mutual consent. Deposits paid for contracts expiring in one year or less are classified as short term. Long term deposits over one year are classified as long term on the balance sheet.

(k)	Deposits for marketing and promotion projects

The deposits represent cash paid by the Group to the local commercial customers in relation to the exclusive marketing and promotion services between the Group and these customers. Deposits paid for contracts expiring in one year or less are classified as short term. Long term deposits over one year are classified as long term on the balance sheet.

(l)	Goodwill and other intangible assets

In accordance with ASC Topic 350, Intangibles – Goodwill and Other (“ASC 350”) intangible assets with indefinite useful lives are not amortized but are reviewed periodically for impairment.

Goodwill and other intangible assets, including computer software, trademarks, licenses, website development, customer relationships and non-compete agreements, are tested on an annual basis as of December 31, and between annual tests if indicators of potential impairment exist. The fair value of the Company’s reporting unit was estimated using a combination of the market capitalization and the income approach. Under the income approach, the fair value of the reporting unit was calculated by estimating the fair value of the unit’s associated future cash flows. No impairment of goodwill and other intangible assets has been identified during the periods presented.

The significant estimates and assumptions used by management in assessing the recoverability of goodwill and other intangible assets are estimated future cash flows, present value discount rate, estimated growth of the overall craft beer segment, and other factors. If the Company’s estimate future cash flows were to significantly decline, an impairment charge could result. The estimates of future cash flows, based on reasonable and supportable assumptions and projections, require management’s subjective judgement.

(i)	Goodwill

Goodwill arises on the acquisition of subsidiaries or businesses which represents the excess of the consideration transferred over the Group’s interest in net fair value of the net identifiable assets, liabilities and contingent liabilities of the acquiree and the fair value of the non-controlling interest in the acquiree.

(ii)	Trademarks and licences

Separately acquired trademarks and licences are shown at historical cost. Trademarks and licences acquired in a business combination are recognised at fair value at the acquisition date. Trademarks and licences have a finite useful life and are carried at cost less accumulated amortisation. Amortisation is calculated using the straight-line method to allocate the cost of trademarks and licences over their estimated useful lives of seven to eight years.

(iii)	Contractual customer relationships and non-compete agreements

Contractual customer relationships and non-compete agreements acquired in a business combination are recognised at fair value at the acquisition date. The contractual customer relationships and non-complete agreements have a finite useful life and are carried at cost less accumulated amortisation. Amortisation is calculated using the straight-line method to allocate the cost of customer relationships and non-compete agreements over their expected lives of three to four years.

(iv)	Computer software and website development costs

The Group capitalized certain internal use software and website development costs. Such costs are carried at cost less accumulated amortisation. Intangible assets are amortized using the straight-line method over the estimate economic life of the intangible assets.

The intangible assets are subject to impairment test on an annual basis and are being amortised over three to ten years.

(m)	Fair value measurements

FASB ASC Topic 820, “Fair Value Measurement and Disclosures” defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements.  Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date.  In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. FASB ASC Topic 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability.  These inputs are further defined as observable and unobservable inputs.  Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company.  Unobservable inputs reflect the Company’s assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 -	Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.
Level 2 -	Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.
Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

For certain of the Company’s financial instruments, none of which are held for trading purposes, including cash, accounts receivable, accounts payable and accrued expenses, the carrying amounts approximate their fair values due to their short maturities.

(n)	Revenue recognition

The Group generates revenue primarily from advertising to end customers and printing service and publishing consulting services provided to the Newspapers. Revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed, and collectability of the resulting receivable is reasonably assured. Revenue from advertising contracts, net of rebates, is generally recognized over the period in which the advertisement is displayed. Revenue from printing, net of value-added tax, is recognized when the service is provided.

In addition, the Group received grants from PRC government. A government subsidy is recognized when there is a reasonable assurance that the Group has complied with the conditions attached to it and that the grant will be received. The government grant is currently included in Other Income in the consolidated statements of operations. The Group received $784,529, $633,363 and $284,319 for the years ended 31 December 2011, 2010 and 2009, respectively.

(o)	Statutory Reserves

Pursuant to the applicable laws in the PRC, PRC entities are required to make appropriations to three non-distributable reserve funds, the statutory surplus reserve, statutory public welfare fund, and discretionary surplus reserve, based on after-tax net earnings as determined in accordance with the PRC GAAP, after offsetting any prior years’ losses. Appropriation to the statutory surplus reserve should be at least 10% of the after-tax net earnings until the reserve is equal to 50% of the entity's registered capital. Appropriation to the statutory public welfare fund is 5% to 10% of the after-tax net earnings. The statutory public welfare fund is established for the purpose of providing employee facilities and other collective benefits to the employees and is non-distributable other than in liquidation. Beginning from January 1, 2006, enterprise has no further requirements to make the appropriation to the statutory public welfare fund. The Group does not make appropriations to the discretionary surplus reserve fund.

(p)	Income taxes

The Group accounts for income taxes under FASB ASC Topic 740 "Income Taxes". Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be effective when the differences are expected to reverse.

Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of operations in the period that includes the enactment date.

The Group adopted FASB ASC Topic 740, "Income Taxes", which prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. This interpretation also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures.

(q)	Pension and employee benefits

Full time employees of the PRC entities participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Group to accrue for these benefits based on certain percentages of the employees' salaries. Management believes full time employees who have passed the probation period are entitled to such benefits.

The Group has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due and are reduced by contributions forfeited by those employees who leave the scheme prior to vesting fully in the contributions. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

(r)	Stock-Based Compensation

The Company awards stock options and other equity-based instruments to its employees, directors and consultants (collectively “share-based payments”).  Compensation cost related to such awards is measured based on the fair value of the instrument on the grant date and is recognized on a straight-line basis over the requisite service period, which generally equals the vesting period.  All of the Company’s stock-based compensation is based on grants of equity instruments and no liability awards have been granted.

(s)	Commitments and Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Group, but which will only be resolved when one or more future events occur or fail to occur. The Group’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Group, or unasserted claims that may result in such proceedings, the Group’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, the estimated liability would be accrued in the Group’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they arise from guarantees, in which case the guarantees would be disclosed.

(t)	Non-controlling interest in consolidated financial statements

ASC 810 requires us to classify non-controlling interests in a subsidiary as part of consolidated net income and to include the accumulated amount of non-controlling interests as part of total equity. The net profit amounts we have previously reported are now presented as “Net income attributable to shareholders”. The calculation of earnings per share continues to be based on income amounts attributable only to shareholders. Similarly, in our presentation of total equity, we distinguish between equity amounts attributable to shareholders and amounts attributable to the non-controlling interests.

(u)	Research and Development Costs

Research and development costs relating to the development of new processes, including significant improvements and refinements to existing software, are expensed when incurred. The major components of these research and development costs include experimental materials, salaries and overhead costs.  In accordance with the FASB’s accounting standards for research and development costs, the Group expenses the costs associated with the research and development activities when incurred. The research and development costs amounted to $32,445, $76,953, and $341,847 for the years 2011, 2010 and 2009 respectively, which were recorded in administrative expenses.

(v)	Advertising Costs

The Group expenses advertising costs as incurred. There were no material advertising expenses during the periods presented.

(w)	Comprehensive income

Comprehensive income is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income (loss), as presented on the accompanying consolidated statements of changes in equity and comprehensive income, consisted of cumulative foreign currency translation adjustment in each of the years ended December 31, 2011, 2010 and 2009.

(x)	Segment information

FASB ASC Topic 280 "Segment reporting" establishes standards for reporting information on operating segments in interim and annual financial statements.  The Group has only one segment, all of the Group's operations and customers are in the PRC and all income are derived from the publishing and advertising business. Accordingly, no segment information is presented.

(y)	Economic and political risks

The Group's operations are conducted in the PRC. Accordingly, the Group's business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC economy.

The Group's operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Group's results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances aboard, and rates and methods of taxation, among other things.

(z)	Recently issued accounting standards not yet adopted

We describe below recent pronouncements that have had or may have a significant effect on our financial statements. We do not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to our financial condition, results of operations, or disclosures.

(z)	Recently issued accounting standards not yet adopted

In December 2011, the FASB amended its guidance related to disclosures about offsetting assets and liabilities in the financial statements. This information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of these amendments. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. We do not anticipate the adoption of this guidance will have a material impact on our financial statements.

In September 2011, the Financial Accounting Standards Board (“FASB”) amended its guidance on goodwill impairment testing to reduce the cost and complexity of testing goodwill for impairment by providing the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. The result of this assessment will determine whether it is necessary to perform the two-step test. The provisions of this new guidance are effective for fiscal years beginning after December 15, 2011, with early adoption permitted. We adopted the new guidance early when we conducted our annual goodwill impairment test in the fourth quarter of 2011. The adoption of this guidance did not have a material impact on our financial statements.

In June 2011, the FASB amended its guidance on the presentation of comprehensive income in financial statements to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items that are recorded in other comprehensive income. The new accounting guidance requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The provisions of this guidance are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. We do not anticipate the adoption of this guidance will have a material impact on our financial statements.

In May 2011, the FASB amended its guidance related to fair value measurements in order to align the definition of fair value measurements and the related disclosure requirements between accounting principles generally accepted in the United States of America and International Financial Reporting Standards. These amendments, which are effective for interim and annual periods beginning after December 15, 2011, also change certain existing fair value measurement principles and disclosure requirements. We do not anticipate the adoption of this guidance will have a material impact on our financial statements.